Consolidated Statements of Operations and Comprehensive Income (Loss) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Income Statement [Abstract]
Revenue, net (including related party amounts of $237,071, $738,317 and $882,877 during 2013, 2012 and 2011, respectively)	$ 8,576,431	[1]	$ 10,630,932	[1]	$ 12,287,327	[1]
Cost of goods sold (including related party amounts of $594,421, $844,214 and $1,612,001 during 2013, 2012 and 2011, respectively)	(5,962,744)		(7,323,467)		(8,010,254)
Gross profit	2,613,687	[1]	3,307,465	[1]	4,277,073	[1]
Selling, distribution and operating expenses:
Selling and distribution expenses	(1,725,305)		(1,714,027)		(1,705,674)
Taxes other than income tax	(128,659)	[2]	(118,673)	[2]	(94,609)	[2]
Accretion expense	(5,014)	[3]	(4,369)	[3]	(5,897)	[3]
Loss on write-off of property, plant and equipment	(17,829)	[4]	(10,048)	[4]	(10,635)	[4]
Impairment of goodwill and long-lived assets	(38,310)	[5]	(402,355)	[5]
Provision for amounts due from related parties	(714,181)	[6]	(919,113)	[6]
Provision (recovery of provision) for doubtful accounts	(9,655)		(26,846)		1,227
General, administrative and other operating expenses, net	(503,835)	[7]	(534,763)	[7]	(583,244)	[7]
Total selling, distribution and operating expenses, net	(3,142,788)		(3,730,194)		(2,398,832)
Operating (loss) income	(529,101)		(422,729)		1,878,241
Other income and (expense):
Income from equity investments	3,589	[8]	475	[8]	304	[8]
Interest income	7,339		70,456		16,780
Interest expense	(742,042)		(652,665)		(551,302)
Foreign exchange gain (loss)	(164,691)		108,830		(141,957)
Other (expenses) income, net	(85,848)	[9]	29,432	[9]	(4,381)	[9]
Total other income and (expense), net	(981,653)		(443,472)		(680,556)
(Loss) income from continuing operations, before income tax	(1,510,754)	[10]	(866,201)	[10]	1,197,685	[10]
Income tax expense	(53,642)	[10]	(192,845)	[10]	(366,212)	[10]
Net (loss) income from continuing operations	(1,564,396)		(1,059,046)		831,473
Loss from discontinued operations, net of income tax	(1,358,571)	[11]	(605,839)	[11]	(28,026)	[11]
Net (loss) income	(2,922,967)		(1,664,885)		803,447
Less: Net (income) loss attributable to noncontrolling interests	(5,047)	[12]	317	[12]	(75,562)	[12]
Net (loss) income attributable to shareholders of Mechel OAO	(2,928,014)		(1,664,568)		727,885
Less: Dividends on preferred shares	(127)	[13]	(79,056)	[13]	(78,281)	[13]
Net (loss) income attributable to common shareholders of Mechel OAO	(2,928,141)		(1,743,624)		649,604
Net (loss) income	(2,922,967)		(1,664,885)		803,447
Currency translation adjustment	(96,848)		70,893		(170,794)
Transfer of currency translation adjustment due to disposal of subsidiaries	340,014
Change in pension benefit obligation	8,244		(17,778)		(7,160)
Adjustment of available-for-sale securities	2,171		(300)		(2,245)
Comprehensive (loss) income	(2,669,386)		(1,612,070)		623,248
Comprehensive loss (income) attributable to noncontrolling interests	20,704		(22,851)		(50,527)
Comprehensive (loss) income attributable to shareholders of Mechel OAO	$ (2,648,682)		$ (1,634,921)		$ 572,721
Basic and diluted (loss) earnings per share:
(Loss) earnings per share from continuing operations	$ (3.77)	[13]	$ (2.79)	[13]	$ 1.63	[13]
Loss per share effect from discontinued operations	$ (3.26)		$ (1.40)		$ (0.07)
Net (loss) earnings per share	$ (7.03)	[13]	$ (4.19)	[13]	$ 1.56	[13]
Weighted average number of shares outstanding	416,270,745	[13]	416,270,745	[13]	416,270,745	[13]

[1]	See Note 24
[2]	See Note 20
[3]	See Note 15
[4]	See Note 10
[5]	See Note 23
[6]	See Note 9
[7]	See Note 21
[8]	See Note 8
[9]	See Note 22
[10]	See Note 19
[11]	See Note 3(c)
[12]	See Note 3(f)
[13]	See Note 18